Summary of Principal Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of Principal Accounting Policies [Abstract]
Schedule of Financial Statement Amounts and Balances of the Group’s VIEs

The following financial statement amounts and balances of the Group’s VIEs were included in the accompanying consolidated financial statements, after elimination of inter-company balances and transactions:

	As of September 30,
	2024	2025
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	7,491	6,399	899
Short-term investment	2,032	1,891	266
Accounts receivable, net	36,276	23,455	3,295
Advances to suppliers	6,706	2,516	353
Other current assets	798	948	133
Restricted Cash, non-current	5,000	5,000	702
Property and equipment, net	6	6	1
Operating lease right-of-use asset	568	551	77
Total assets	58,877	40,766	5,726
LIABILITIES
Accounts payable	36,797	29,480	4,141
Taxes payable	1,457	1,552	218
Accrued expenses and other current liabilities	8,625	8,825	1,240
Advance from customer	—	17	2
Operating lease liabilities, current	122	199	28
Operating lease liabilities, noncurrent	431	353	50
Total liabilities	47,432	40,426	5,679

	For the years ended September 30,
	2023*	2024	2025
	RMB	RMB	RMB	USD
Total net revenues	—	288,369	359,925	50,558
Net loss	—	(4,496)	(11,104)	(1,560)

	For the years ended September 30,
	2023	2024	2025
	RMB	RMB	RMB	USD

Net cash provided by (used in) operating activities	—	2,479	(1,233)	(173)
Net cash (used in) provided by investing activities	—	(694)	140	20
Net cash provided by financing activities	—	—	—	—